Income and expenses - Income taxes - Deferred tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 227	€ 201	[1]	€ 192
Total deferred tax liabilities	(4,371)	(4,983)	[1]	(5,747)
Total deferred tax income (expense)	661	1,024		331
Assets/(liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax credits	2,162	1,823		0
Amortization development assets and other intangible assets	136	75		38
Depreciation property, plant & equipment	55	125		70
Financial leasings	35
Other items	274	77		84
Total deferred tax assets	2,662	2,100		192
Property, plant and equipment	(850)	(209)		(403)
Intangible assets	(5,757)	(6,414)		(4,937)
Investment grants	(199)	(227)		(301)
Inventory valuation	0	(31)		(89)
Other items				(17)
Total deferred tax liabilities	(6,806)	(6,881)		(5,747)
Netting	2,435	1,899
Total deferred tax assets, net	227	201		192
Income expense from total deferred tax liabilities	(4,371)	(4,982)		(5,747)
Total deferred tax income (expense)	0	0		0
Income/(expense) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax credits	0	0		0
Amortization development assets and other intangible assets	0	0		0
Depreciation property, plant & equipment	0	0		0
Other items	0	0		0
Income expense from total defered tax assets	26	9		(124)
Property, plant and equipment	0	0		0
Intangible assets	0	0		0
Investment grants	0	0		0
Inventory valuation	0	0		0
Other items	0	0		0
Total deferred tax liabilities	(687)	(1,033)		(455)
Total deferred tax assets, net	0	0		0
Total deferred tax income (expense)	€ (661)	€ (1,024)		€ 331

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.